Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 208,750	£ 207,287
Loans and advances to banks	1,682	1,855
Reverse repurchase agreements - non trading	19,599	23,636
Deposits by customers	195,135	181,883
Deposits by banks	20,958	14,353
Repurchase agreements - non trading	15,848	18,286
Debt securities in issue	35,566	41,129
Subordinated liabilities	2,556	3,528
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	233,761	244,395
Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Total financial liabilities	271,522	261,582
Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	195,242	182,013
Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,967	14,363
Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	15,847	18,292
Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	36,397	42,694
Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,069	4,220
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	211,279	211,796
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,682	1,855
Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	19,608	23,634
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	1,192	7,110
Level 1 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	799	6,575
Level 1 | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Total financial liabilities	0	0
Level 1 | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	0	0
Level 1 | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	0	0
Level 1 | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	0	0
Level 1 | Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0	0
Level 1 | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	0	0
Level 1 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0	0
Level 1 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	0	0
Level 1 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	0	0
Level 1 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	799	6,575
Level 2 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	21,457	25,908
Level 2 | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Total financial liabilities	74,703	79,257
Level 2 | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	108	95
Level 2 | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,951	13,956
Level 2 | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	15,847	18,292
Level 2 | Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	34,967	42,694
Level 2 | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	2,830	4,220
Level 2 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0	0
Level 2 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,682	1,739
Level 2 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	19,382	23,634
Level 2 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	393	535
Level 3 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	211,505	211,912
Level 3 | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Total financial liabilities	196,819	182,325
Level 3 | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	195,134	181,918
Level 3 | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16	407
Level 3 | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	0	0
Level 3 | Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	1,430	0
Level 3 | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	239	0
Level 3 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	211,279	211,796
Level 3 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	0	116
Level 3 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	226	0
Level 3 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	0	0
Fair Value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	231,194	239,834
Fair Value | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Total financial liabilities	270,063	259,179
Fair Value | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	195,135	181,883
Fair Value | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,958	14,353
Fair Value | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	15,848	18,286
Fair Value | Debt Securities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	35,566	41,129
Fair Value | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	2,556	3,528
Fair Value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	208,750	207,287
Fair Value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	1,682	1,855
Fair Value | Reverse repurchase agreements - non-trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	19,599	23,636
Fair Value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 1,163	£ 7,056